Pacer BioThreat Strategy ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 0.7%
Teledyne Technologies, Inc. (a)	99	$38,749

Biotechnology - 10.4%
BioNTech SE - ADR	511	84,391
Emergent BioSolutions, Inc. (a)	112	3,880
Gilead Sciences, Inc.	2,643	157,919
Illumina, Inc. (a)	331	71,721
Moderna, Inc. (a)	842	138,164
Regeneron Pharmaceuticals, Inc. (a)	230	133,789
Vir Biotechnology, Inc. (a)(b)	272	7,564
		597,428
Chemicals - 1.8%
Ecolab, Inc.	601	99,267
Stepan Co.	47	5,274
		104,541
Commercial Services - 0.5%
Booz Allen Hamilton Holding Corp.	278	26,682

Cosmetics/Personal Care - 0.6%
Haleon Plc (a)	5,218	36,683

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc.	139	4,105

Electronics - 2.6%
Agilent Technologies, Inc.	631	84,617
Mettler-Toledo International, Inc. (a)	48	64,787
		149,404
Environmental Control - 0.1%
Stericycle, Inc. (a)	191	8,952

Food - 2.8%
Campbell Soup Co.	626	30,893
Hormel Foods Corp.	1,149	56,692
The Kroger Co.	1,529	71,007
		158,592
Healthcare-Products - 17.2%
Abbott Laboratories	2,406	261,869
Danaher Corp.	1,050	306,044
Neogen Corp. (a)(b)	224	5,181
PerkinElmer, Inc.	265	40,590
QIAGEN NV (a)	474	23,529
Thermo Fisher Scientific, Inc.	500	299,205
Waters Corp. (a)	127	46,232
		982,650
Healthcare-Services - 1.7%
Laboratory Corp. of American Holdings	195	51,127
Quest Diagnostics, Inc.	247	33,733
Teladoc Health, Inc. (a)(b)	332	12,234
		97,094
Household Products/Wares - 3.0%
Church & Dwight Co., Inc.	507	44,601
Kimberly-Clark Corp.	709	93,439
The Clorox Co.	259	36,736
		174,776
Internet - 9.4%
Amazon.com, Inc. (a)	2,406	324,690
Netflix, Inc. (a)	940	211,406
		536,096
Machinery-Diversified - 0.6%
Xylem, Inc.	374	34,419

Miscellaneous Manufacturing - 3.0%
3M Co. (b)	1,200	171,888

Pharmaceuticals - 21.9%
CVS Health Corp.	2,762	264,268
GSK Plc	4,174	176,034
Johnson & Johnson	1,526	266,317
Merck & Co., Inc. (b)	3,020	269,807
Organon & Co.	526	16,685
Sanofi - ADR	5,178	257,347
		1,250,458
Retail - 15.6%
Lowe's Cos., Inc.	1,346	257,799
The Home Depot, Inc.	911	274,156
Walgreens Boots Alliance, Inc.	1,817	71,990
Walmart, Inc.	2,169	286,417
		890,362
Semiconductors - 4.9%
NVIDIA Corp.	1,554	282,253

Software - 2.9%
Akamai Technologies, Inc. (a)	337	32,426
Citrix Systems, Inc.	266	26,975
Palantir Technologies, Inc. - Class A (a)	4,308	44,588
Zoom Video Communications, Inc. - Class A (a)	628	65,224
		169,213
TOTAL COMMON STOCKS (Cost $6,518,278)		5,714,345

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET DEPOSIT ACCOUNTS - 0.1%	Principal Amount
U.S. Bank Money Market Deposit Account, 1.600% (c)	$3,696	3,696
TOTAL SHORT-TERM INVESTMENTS (Cost $3,696)		3,696

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.02% (c)	260,715	260,715
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $260,715)		260,715

Total Investments (Cost $6,782,689) - 104.5%		5,978,756
Liabilities in Excess of Other Assets - (4.5)%		(258,056)
TOTAL NET ASSETS - 100.0%		$5,720,700

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $258,363 or 4.5% of net assets.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 5,714,345	$ -	$ -	$ -	$ 5,714,345
Short-Term Investments	3,696	-	-	-	3,696
Investments Purchased with Proceeds from Securities Lending	-	-	-	260,715	260,715
Total Investments in Securities	$ 5,718,041	$ -	$ -	$ 260,715	$ 5,978,756
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.